UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06379

        Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 11.0% (6.8% of Total Investments)
$ 10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AAA	$9,958,830
	Series 2007A, 4.500%, 1/01/43 – AMBAC Insured (UB)
11,175	Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 2001,	2/11 at 100.00	AAA	11,594,174
	5.250%, 2/15/22 – MBIA Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A:
10,815	5.000%, 2/01/33 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA	11,115,116
9,790	5.000%, 2/01/33 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA	10,061,673
29,860	5.750%, 2/01/38 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA	31,012,297
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%,	8/12 at 100.00	AAA	2,646,650
	2/01/42 (Pre-refunded 8/01/12) – FGIC Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	447,534
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	15,584,696
18,760	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A, 5.000%,	2/11 at 101.00	AAA	19,658,792
	2/01/41 (Pre-refunded 2/01/11) – FGIC Insured
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 -	10/07 at 100.00	AAA	10,205,909
	FGIC Insured
5,240	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.000%, 2/01/41	2/11 at 101.00	AAA	5,491,048
	(Pre-refunded 2/01/11) – FGIC Insured
6,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 –	7/14 at 100.00	AAA	6,214,260
	MBIA Insured

130,060	Total Alabama			133,990,979

	Alaska – 1.5% (0.9% of Total Investments)
3,190	Alaska Housing Finance Corporation, Collateralized Veterans Mortgage Program Bonds, First	12/09 at 100.00	AAA	3,272,493
	Series 1999A-1, 6.150%, 6/01/39
11,245	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.050%,	6/09 at 100.00	AAA	11,459,780
	6/01/39 – MBIA Insured
3,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14 -	7/08 at 100.00	AAA	3,024,690
	AMBAC Insured (Alternative Minimum Tax)

17,435	Total Alaska			17,756,963

	Arizona – 2.5% (1.6% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AAA	2,074,640
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AAA	2,066,820
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AAA	1,040,050
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,067,030
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – FSA Insured
6,940	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 4.938%,	7/17 at 100.00	Aaa	5,667,620
	7/01/31 – FSA Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	1,191,757
	Series 2004, 5.000%, 7/01/27 – MBIA Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	13,752,515
	2005, 4.750%, 7/01/25 – MBIA Insured
3,895	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/08 at 100.00	AAA	3,999,152
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured

31,475	Total Arizona			30,859,584

	Arkansas – 0.7% (0.5% of Total Investments)
3,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	Aaa	3,794,029
	9/01/35 – AMBAC Insured
	Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children’s Hospital, Series 2005:
2,000	5.000%, 3/01/25 – AMBAC Insured	3/15 at 100.00	AAA	2,072,020
3,000	5.000%, 3/01/30 – AMBAC Insured	3/15 at 100.00	AAA	3,100,230

8,660	Total Arkansas			8,966,279

	California – 32.7% (20.3% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	3,084,928
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	10,539,500
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	32,404,498
25,000	5.375%, 5/01/18 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	AAA	27,003,750
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,700	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	3,898,098
2,820	5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA	2,952,258
18,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	19,636,020
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC Insured (UB)
	California Rural Home Mortgage Finance Authority, GNMA Mortgage-Backed Securities Program
	Single Family Mortgage Revenue Bonds, Series 1996A:
5	7.550%, 11/01/26 (Alternative Minimum Tax)	No Opt. Call	AAA	5,087
10	7.750%, 5/01/27 (Alternative Minimum Tax)	No Opt. Call	AAA	10,181
4,500	California, General Obligation Bonds, Series 1998, 5.000%, 10/01/19 – FGIC Insured	10/08 at 101.00	AAA	4,594,590
10,150	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AAA	10,479,368
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AAA	3,651,130
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
20,000	Cucamonga County Water District, San Bernardino County, California, Certificates of	9/11 at 101.00	AAA	20,791,800
	Participation, Water Shares Purchase, Series 2000, 5.125%, 9/01/35 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	5,989,718
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – MBIA Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	10,223,700
	Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	AAA	1,567,546
	Series 2006, 5.000%, 3/01/36 – XLCA Insured
4,000	Kern Community College District, California, General Obligation Bonds, Series 2005, 5.000%,	11/15 at 100.00	AAA	4,236,360
	11/01/20 – FSA Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,495,080
	11/01/24 – FSA Insured
5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	5,205,250
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
1,875	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	1,952,250
	2006A-1, 5.000%, 7/01/36 – AMBAC Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AAA	2,853,025
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	20,877,800
	5.000%, 7/01/21 – FSA Insured
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	AAA	2,096,440
	5.000%, 7/01/23 – MBIA Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	AAA	3,155,190
	5.000%, 7/01/24 – FGIC Insured
6,205	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	AAA	6,342,379
	(Alternative Minimum Tax)
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/11 at 101.00	AAA	15,570,000
5,000	5.125%, 6/15/33 – AMBAC Insured	12/11 at 101.00	AAA	5,155,800
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	AAA	2,098,044
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AAA	6,217,140
	Series 2003, 5.000%, 7/01/26 – FSA Insured
2,285	Rio Hondo Community College District, California, General Obligation Bonds, Series 2005A,	8/15 at 100.00	AAA	2,418,147
	5.000%, 8/01/20 – FGIC Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AAA	3,131,479
	5.000%, 8/01/22 – FSA Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AAA	2,573,550
	2005B, 4.750%, 12/01/21 – FGIC Insured
13,710	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	14,045,895
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/26 – MBIA Insured
	(Alternative Minimum Tax)
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AAA	3,130,142
	2001, 5.125%, 7/01/36 – AMBAC Insured
8,470	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	Aaa	8,904,511
	2001, 5.125%, 7/01/36 (Pre-refunded 7/01/11) – AMBAC Insured
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds,
	Series 2005A:
1,220	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA	1,280,585
1,280	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA	1,341,722
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	36,657,409
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – MBIA Insured	1/08 at 101.00	AAA	32,131,903
21,500	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AAA	6,675,965
12,525	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	13,099,898
	Project, Series 2002, 5.000%, 8/01/20 (Pre-refunded 8/01/10) – MBIA Insured
19,595	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AAA	18,106,564
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)
11,000	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AAA	13,340,030
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – MBIA Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	AAA	5,128,000
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

432,395	Total California			397,052,730

	Colorado – 6.5% (4.0% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	1,135,663
	XLCA Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	AAA	2,031,613
	11/01/24 – FSA Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AAA	1,034,300
	6/15/25 – MBIA Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	5,254,128
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aaa	1,805,598
	Bonds, Series 2005B, 5.000%, 12/15/28 – FSA Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	17,077,828
	9/01/23 – MBIA Insured
30,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	33,049,322
	(Pre-refunded 9/01/10) – MBIA Insured
11,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/15	9/10 at 74.80	AAA	7,833,194
	(Pre-refunded 9/01/10) – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AAA	3,849,800
	MBIA Insured
2,750	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,871,275
	12/15/24 – FSA Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aaa	2,612,925
	5.000%, 12/01/24 – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AAA	1,040,340
	FGIC Insured

105,515	Total Colorado			79,595,986

	Connecticut – 0.3% (0.2% of Total Investments)
4,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	4,188,360

	District of Columbia – 1.1% (0.7% of Total Investments)
	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue
	Bonds, Series 2003:
5,000	5.125%, 10/01/24 – FGIC Insured	10/13 at 100.00	AAA	5,223,550
5,000	5.125%, 10/01/25 – FGIC Insured	10/13 at 100.00	AAA	5,219,150
2,670	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	2,429,513
	Revenue Bonds, Series 2007, Residuals 1606, 5.774%, 10/01/30 – AMBAC Insured (IF)

12,670	Total District of Columbia			12,872,213

	Florida – 5.6% (3.4% of Total Investments)
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	AAA	1,032,620
	Program, Series 2005A, 5.000%, 7/01/26 – MBIA Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
645	5.000%, 5/01/25 – MBIA Insured	5/15 at 102.00	Aaa	674,593
1,830	5.000%, 5/01/27 – MBIA Insured	5/15 at 102.00	Aaa	1,906,586
4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/12 at 100.00	AAA	4,690,013
	Mayo Clinic, Series 2001C, 5.500%, 11/15/36 – MBIA Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	AAA	1,573,733
	AMBAC Insured
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	AAA	2,066,480
	MBIA Insured
2,150	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AAA	2,188,292
	5.125%, 10/01/35 – FSA Insured (Alternative Minimum Tax)
35,920	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	37,199,827
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	AAA	5,491,889
	2005B, 5.000%, 6/01/25 – MBIA Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – MBIA Insured	8/15 at 102.00	AAA	1,354,745
2,145	5.000%, 8/01/29 – MBIA Insured	8/15 at 102.00	AAA	2,229,728
2,590	Ocala, Florida, Utility System Revenue Bonds, Series 2005B, 5.000%, 10/01/27 – FGIC Insured	10/15 at 100.00	Aaa	2,681,997
2,320	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004, 5.000%,	4/14 at 100.00	Aaa	2,408,369
	4/01/23 – MBIA Insured
2,225	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aaa	2,328,107
	5.000%, 8/15/18 – FSA Insured

65,365	Total Florida			67,826,979

	Georgia – 1.0% (0.6% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,044,720
	FSA Insured
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AAA	1,630,185
	Safety Project, Series 2004, 5.250%, 9/01/23 – MBIA Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – MBIA Insured	5/14 at 100.00	AAA	1,805,734
1,135	5.250%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	1,207,765
4,500	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AAA	4,643,955
1,250	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	8/07 at 101.00	AAA	1,263,713
	Systems, Series 1996, 5.250%, 8/01/13 – MBIA Insured

11,100	Total Georgia			11,596,072

	Hawaii – 0.4% (0.3% of Total Investments)
5,000	Hawaii, General Obligation Bonds, Series 2005DF, 5.000%, 7/01/25 – AMBAC Insured	7/15 at 100.00	AAA	5,217,200

	Idaho – 0.3% (0.2% of Total Investments)
345	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aa1	353,632
300	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-2, 6.900%, 7/01/26	No Opt. Call	Aa1	307,950
	(Alternative Minimum Tax)
375	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	1/08 at 100.00	Aaa	382,991
	(Alternative Minimum Tax)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	1,054,220
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,121,115

3,085	Total Idaho			3,219,908

	Illinois – 6.6% (4.1% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – FSA Insured	12/14 at 100.00	AAA	1,121,285
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Refunding Bonds, O’Hare
	International Airport, Series 2001E:
4,615	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,825,213
4,870	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	5,084,718
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	7,649,784
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
10,000	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/08 at 101.00	AAA	10,196,100
	5/15/21 – MBIA Insured
2,095	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/07 at 100.00	Aaa	2,107,277
	5.800%, 6/01/30 – MBIA Insured
4,500	Illinois Health Facilities Authority, Revenue Bonds, Alexian Brothers Health System, Series	1/09 at 101.00	AAA	4,617,900
	1999, 5.000%, 1/01/19 (Pre-refunded 1/01/09) – FSA Insured
7,000	Illinois Health Facilities Authority, Revenue Bonds, Hospital Sisters Services Inc. Obligated	6/08 at 101.00	Aaa	7,112,070
	Group, Series 1998A, 5.000%, 6/01/18 – MBIA Insured
6,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	6,247,200
	5.000%, 1/01/26 – FSA Insured
22,410	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 –	2/12 at 100.00	AAA	23,140,566
	FGIC Insured
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	AAA	4,446,971
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	AAA	2,464,259
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	AAA	1,710,880
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – MBIA Insured

80,365	Total Illinois			80,724,223

	Indiana – 2.8% (1.7% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AAA	2,151,496
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 -	No Opt. Call	AAA	7,594,000
	AMBAC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,455,693
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,424,567
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – FSA Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AAA	5,138,450
	Project, Series 2003, 5.000%, 1/15/28 – AMBAC Insured
10,000	Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%, 7/01/19 – MBIA Insured	1/12 at 100.00	AAA	10,333,300
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	AAA	3,902,551
	Bonds, Series 2003, 5.000%, 7/15/16 – FSA Insured

45,325	Total Indiana			34,000,057

	Kansas – 1.2% (0.7% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – FSA Insured	9/14 at 101.00	AAA	2,161,675
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 – FSA Insured	9/14 at 100.00	Aaa	2,227,154
4,835	5.000%, 9/01/29 – FSA Insured	9/14 at 100.00	Aaa	5,011,236
5,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,	9/09 at 100.00	AAA	5,188,300
	Series 1999A, 5.650%, 9/01/29 (Pre-refunded 9/01/09) – AMBAC Insured

14,035	Total Kansas			14,588,365

	Kentucky – 2.1% (1.3% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aaa	4,049,684
	Series 2004, 5.000%, 6/01/20 – MBIA Insured
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AAA	7,871,025
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AAA	13,801,504
	System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – MBIA Insured

24,350	Total Kentucky			25,722,213

	Louisiana – 5.7% (3.5% of Total Investments)
5,000	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	5,276,450
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	AAA	3,221,565
	MBIA Insured
5,140	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	5,371,403
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AAA	2,492,736
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AAA	4,576,810
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AAA	5,179,900
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
3,295	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	3,302,974
35,840	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	34,251,212
5,985	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	12/07 at 102.00	AAA	6,126,725
	5.950%, 11/01/15 – FSA Insured

70,100	Total Louisiana			69,799,775

	Maine – 0.3% (0.2% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AAA	3,097,800
	7/01/28 – FSA Insured

	Maryland – 0.5% (0.3% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	5,708,781
	9/01/28 – XLCA Insured

	Massachusetts – 4.8% (3.0% of Total Investments)
22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/12 at 101.00	AAA	24,104,025
	Series 2002A, 5.375%, 1/01/42 (Pre-refunded 1/01/12) – AMBAC Insured
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	11,537,570
	5.000%, 8/15/23 – FSA Insured
2,420	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	AAA	2,042,553
	7039, 5.809%, 8/01/46 – FSA Insured (IF)
15,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23	1/14 at 100.00	AAA	16,117,200
	(Pre-refunded 1/01/14) – FGIC Insured
	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds,
	Series 2004-1:
1,500	5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AAA	1,641,240
2,500	5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AAA	2,735,400

54,920	Total Massachusetts			58,177,988

	Michigan – 6.3% (3.9% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	6,620,940
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – FSA Insured
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – MBIA Insured	10/11 at 100.00	AAA	6,307,500
7,420	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/08 at 100.00	AAA	7,475,576
	7/01/27 – MBIA Insured
	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A:
15,825	5.750%, 7/01/26 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	AAA	16,688,254
20,000	5.875%, 7/01/27 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	AAA	21,148,200
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	AAA	1,146,281
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
6,850	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/08 at 101.00	AAA	7,017,277
	Series 1998A, 5.375%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	10,472,100
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – MBIA Insured

72,670	Total Michigan			76,876,128

	Minnesota – 1.2% (0.7% of Total Investments)
13,020	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	12/11 at 102.00	Aaa	14,579,796
	Marian Center Project, Series 2001A, 6.450%, 6/20/43 (Pre-refunded 12/20/11)

	Nebraska – 0.9% (0.5% of Total Investments)
9,680	Lincoln Electric System, Nebraska, Electric System Revenue Bonds, Series 2007A, Residuals	9/17 at 100.00	AAA	8,712,484
	07-1007-9, 5.889%, 9/01/37 – FGIC Insured (IF)
	Nebraska Public Power District, General Revenue Bonds, Series 2005A:
1,000	5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	1,043,050
1,000	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	1,041,110

11,680	Total Nebraska			10,796,644

	Nevada – 8.4% (5.2% of Total Investments)
8,475	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AAA	8,739,505
	Series 2002, 5.000%, 6/01/32 – MBIA Insured
3,630	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	Aaa	3,833,825
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – MBIA Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	AAA	7,684,478
	7/01/25 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,000	5.625%, 1/01/34 – AMBAC Insured	1/10 at 102.00	AAA	15,789,000
13,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	13,323,050
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	AAA	15,733,651
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded	6/12 at 100.00	AAA	27,014,075
	6/01/12) – FGIC Insured
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	10,550,100
	Corridor Project, Series 2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured

97,760	Total Nevada			102,667,684

	New Jersey – 2.4% (1.5% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – MBIA Insured	10/14 at 100.00	Aaa	2,119,700
2,250	5.125%, 10/01/22 – MBIA Insured	10/14 at 100.00	Aaa	2,384,663
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	4,040,152
3,850	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	4,035,917
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	8,607,638
2,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	2,076,200
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,483,112
2,795	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/22 –	5/14 at 100.00	AAA	2,930,082
	FGIC Insured

28,315	Total New Jersey			29,677,464

	New Mexico – 0.3% (0.2% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	3,813,244
	5.000%, 6/15/25 – MBIA Insured

	New York – 9.2% (5.7% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,960,539
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,486,309
	2005F, 5.000%, 3/15/24 – AMBAC Insured
8,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	8,413,045
	4.500%, 2/15/47 – MBIA Insured (UB)
8,685	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	8,890,313
	5.300%, 12/01/19 (Pre-refunded 6/01/08) – FSA Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AAA	13,085,250
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AAA	6,471,027
	5/01/33 – MBIA Insured (UB)
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	AAA	2,597,500
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	5,172,250
10,525	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AAA	10,955,894
	FGIC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AAA	5,270,900
	AMBAC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	AAA	5,208,800
	AMBAC Insured
3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 4.750%, 1/01/29 –	7/15 at 100.00	AAA	3,044,400
	FSA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
3,770	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	3,969,810
7,000	5.000%, 4/01/22 – AMBAC Insured	10/15 at 100.00	AAA	7,367,080
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	3,813,192
	5.000%, 3/15/25 – FSA Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,040,800
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,198,150
15,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AAA	15,494,700
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – MBIA Insured

108,565	Total New York			111,439,959

	North Carolina – 1.4% (0.9% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 – FGIC Insured	5/14 at 100.00	AAA	2,213,411
2,575	5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	AAA	2,671,073
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,306,500
	1/01/16 – FSA Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aaa	3,348,103
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aaa	3,437,706

16,190	Total North Carolina			16,976,793

	North Dakota – 0.6% (0.3% of Total Investments)
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – MBIA Insured	12/15 at 100.00	Aaa	2,297,243
1,355	5.000%, 12/15/23 – MBIA Insured	12/15 at 100.00	Aaa	1,420,541
3,000	5.000%, 12/15/24 – MBIA Insured	12/15 at 100.00	Aaa	3,140,820

6,550	Total North Dakota			6,858,604

	Ohio – 4.6% (2.8% of Total Investments)
3,485	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	3,876,958
	5.250%, 12/01/23 – FGIC Insured
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 –	6/14 at 100.00	AAA	2,821,747
	FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,171,580
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – FSA Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	AAA	2,473,507
	12/01/22 – AMBAC Insured
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Aaa	2,305,857
	MBIA Insured
19,600	Hamilton County, Ohio, Sales Tax Bonds, Subordinate, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	Aaa	18,221,140
	AMBAC Insured (UB)
20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	20,805,108
	5.375%, 11/15/39 – AMBAC Insured
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aaa	3,189,510
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured

55,425	Total Ohio			55,865,407

	Oklahoma – 2.1% (1.3% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	3,664,010
	7/01/24 – AMBAC Insured
4,105	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	4,383,278
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
6,605	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, Drivers	1/17 at 100.00	Aaa	6,817,945
	1904, 6.474%, 1/01/47 – FGIC Insured (IF)
5,245	Oklahoma State Industries Authority, Revenue Bonds, Oklahoma Medical Research Foundation,	2/11 at 100.00	Aaa	5,422,543
	Series 2001, 5.250%, 2/01/21 – AMBAC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	Aaa	5,109,067
	AMBAC Insured

24,335	Total Oklahoma			25,396,843

	Oregon – 0.8% (0.5% of Total Investments)
	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A:
2,535	5.000%, 5/01/25 – FSA Insured	5/15 at 100.00	AAA	2,632,952
2,115	5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	2,184,097
3,470	Oregon Department of Administrative Services, Certificates of Participation, Series 2005B,	11/15 at 100.00	AAA	3,660,919
	5.000%, 11/01/18 – FGIC Insured
1,150	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	1/08 at 100.00	Aa2	1,151,116
	1995A, 6.450%, 7/01/26 (Alternative Minimum Tax)

9,270	Total Oregon			9,629,084

	Pennsylvania – 3.1% (1.9% of Total Investments)
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	8,284,240
	5.000%, 6/01/26 – FSA Insured
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AAA	1,870,758
	2005A, 5.000%, 5/01/28 – MBIA Insured
11,730	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	11,379,273
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	2,745,934
	AMBAC Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aaa	6,583,395
	Series 2005B, 5.000%, 2/15/30 – FSA Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – FSA Insured	1/16 at 100.00	AAA	3,457,200
3,450	5.000%, 1/15/23 – FSA Insured	1/16 at 100.00	AAA	3,623,363

37,150	Total Pennsylvania			37,944,163

	Puerto Rico – 0.5% (0.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AAA	2,686,575
	(Pre-refunded 7/01/15) – XLCA Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	AAA	2,122,380
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,711,433

6,050	Total Puerto Rico			6,520,388

	Rhode Island – 2.1% (1.3% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	1/08 at 100.00	AAA	2,260,016
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 –
	MBIA Insured
20,475	Rhode Island Depositors Economic Protection Corporation, Special Obligation Refunding Bonds,	2/11 at 100.00	AAA	21,442,853
	Series 1993B, 5.250%, 8/01/21 (Pre-refunded 2/01/11) – MBIA Insured
1,405	Rhode Island Health and Educational Building Corporation, Higher Education Auxiliary	9/14 at 100.00	Aaa	1,523,104
	Enterprise Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured

24,075	Total Rhode Island			25,225,973

	South Carolina – 4.4% (2.7% of Total Investments)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	AAA	10,315,400
	2002, 5.000%, 6/01/27 – MBIA Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – MBIA Insured	8/14 at 100.00	AAA	2,112,440
2,105	5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AAA	2,222,038
4,855	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	AAA	3,727,281
	1/01/13 – AMBAC Insured (ETM)
6,980	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	7/09 at 76.63	AAA	4,972,063
	1/01/13 (Pre-refunded 7/01/09) – AMBAC Insured
7,955	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	AAA	6,080,802
	1/01/13 – AMBAC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	8,349,120
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	10,437,700
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured
	(Alternative Minimum Tax)
5,835	South Carolina Transportation Infrastructure Bank, Excise Tax Revenue Bonds, Series 2007, RI	10/16 at 100.00	Aaa	5,266,088
	Trust K30W, 5.734%, 10/01/34 – XLCA Insured (IF)

57,730	Total South Carolina			53,482,932

	Tennessee – 0.6% (0.3% of Total Investments)
6,455	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	6,708,359
	5.500%, 3/01/18 – FSA Insured (Alternative Minimum Tax)

	Texas – 15.9% (9.9% of Total Investments)
22,650	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C,	5/08 at 102.00	AAA	23,213,985
	5.125%, 5/01/19 – AMBAC Insured
521	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	AAA	532,221
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 – AMBAC Insured (Alternative Minimum Tax)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	11/09 at 100.00	AAA	13,003,750
	11/01/35 – FGIC Insured (Alternative Minimum Tax)
	Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
9,000	0.000%, 8/15/18 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 53.84	AAA	4,480,110
39,000	0.000%, 8/15/19 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 50.26	AAA	18,122,910
7,280	0.000%, 8/15/20 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 46.91	AAA	3,157,991
5,085	0.000%, 8/15/21 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 43.80	AAA	2,059,171
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	25,929,500
	2001B, 5.250%, 11/15/40 – MBIA Insured
4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	4,892,966
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AAA	4,243,160
5,000	5.250%, 5/15/25 – MBIA Insured	5/14 at 100.00	AAA	5,303,950
6,570	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.375%, 3/01/19	3/11 at 100.00	AAA	6,908,421
	(Pre-refunded 3/01/11) – FSA Insured
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	AAA	18,149,075
	Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured
4,170	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	4,331,129
	FSA Insured
23,865	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	AAA	24,898,116
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 –
	AMBAC Insured
140	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	Aaa	145,743
	5.000%, 5/15/21 (Pre-refunded 5/15/11) – MBIA Insured
8,065	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	AAA	8,301,143
	5.000%, 5/15/21 – MBIA Insured
	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,
	Series 2001B:
3,205	5.500%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,337,046
3,375	5.500%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,514,050
7,205	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/15 -	7/11 at 101.00	AAA	7,559,486
	FGIC Insured (Alternative Minimum Tax)
	Tarrant County Health Facilities Development Corporation, Texas, Revenue Bonds, Texas Health
	Resources System, Series 1997A:
2,900	5.250%, 2/15/22 (Pre-refunded 2/15/08) – MBIA Insured	2/08 at 102.00	AAA	2,980,272
165	5.000%, 2/15/26 (Pre-refunded 2/15/08) – MBIA Insured	2/08 at 101.00	Aaa	167,731
6,655	5.000%, 2/15/26 (Pre-refunded 2/15/08) – MBIA Insured	2/08 at 101.00	AAA	6,765,140
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/09 at 100.00	AAA	1,887,398
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured

220,362	Total Texas			193,884,464

	Utah – 0.2% (0.1% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	AAA	2,118,980
	7/01/13) – FGIC Insured

	Virginia – 2.0% (1.3% of Total Investments)
8,000	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	8,302,560
	5.000%, 6/15/30 – MBIA Insured
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AAA	1,103,051
	Facilities, Series 2003A, 5.250%, 12/15/20 – FSA Insured
4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	5,076,579
	5.500%, 10/01/19 – MBIA Insured (Alternative Minimum Tax)
10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	7/11 at 100.00	AAA	10,312,400
	7/01/36 – MBIA Insured

23,875	Total Virginia			24,794,590

	Washington – 2.3% (1.4% of Total Investments)
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	2,578,775
	Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,642,450
	5.000%, 10/01/24 – FGIC Insured
3,195	Kitsap County, Washington, Limited Tax General Obligation Bonds, Series 2000, 5.500%, 7/01/25	7/10 at 100.00	AAA	3,344,846
	(Pre-refunded 7/01/10) – AMBAC Insured
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	AAA	5,042,285
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – XLCA Insured	12/16 at 100.00	AAA	4,059,293
4,085	5.000%, 12/01/25 – XLCA Insured	12/16 at 100.00	AAA	4,253,261
4,290	5.000%, 12/01/26 – XLCA Insured	12/16 at 100.00	AAA	4,453,406

25,710	Total Washington			27,374,316

	West Virginia – 0.8% (0.5% of Total Investments)
10,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, West Penn Power	11/07 at 100.00	AAA	10,124,500
	Company – Harrison Station, Series 1993B, 6.300%, 5/01/23 – MBIA Insured
	(Alternative Minimum Tax)

	Wisconsin – 4.1% (2.5% of Total Investments)
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	8/07 at 102.00	AAA	18,372,420
	Series 1997, 5.250%, 8/15/17 – MBIA Insured
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/07 at 102.00	AAA	15,318,300
	Series 1997, 5.750%, 2/15/27 – MBIA Insured
1,675	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AAA	1,736,406
	5.000%, 7/01/30 – AMBAC Insured
290	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AAA	308,418
2,600	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded 5/01/14) -	5/14 at 100.00	Aaa	2,808,780
	FGIC Insured
10,945	Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	11,441,245
48,510	Total Wisconsin			49,985,569

$ 2,033,557	Total Investments (cost $1,883,521,136) – 161.8%			1,967,704,339

	Floating Rate Obligations – (7.4)%			(89,495,000)

	Other Assets Less Liabilities – 1.5%			17,756,912

	Preferred Shares, at Liquidation Value – (55.9)%			(680,000,000)

	Net Assets Applicable to Common Shares – 100%			$1,215,966,251

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $1,792,276,955.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$92,935,858
Depreciation	(6,981,904)

Net unrealized appreciation (depreciation) of investments	$85,953,954

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.